Condensed Financial Information of Tingo Group, Inc (Details) - Schedule of consolidated statements of cash flows - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (22,869)	$ (17,431)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued to service providers and employees	6,417	9,876
Stock-based compensation for employees and consultants	208	711
Changes in operating assets and liabilities:
Change in other non-current assets	361	(600)
Change in accrued interest due to related party	(3,312)	(115)
Increase (decrease) in other current assets	2,210	(1,524)
Increase (decrease) in other current liabilities	5,628	(1,992)
Net cash used in operating activities	(11,357)	(11,075)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loan to related party	(203)	(88,000)
Receipt of loan from related party	30,000
Loan to Tingo Inc pursuant to the merger agreement	(23,700)
Receipt of loan from related party (Micronet)	534
Loan to Tingo Mobile	(10,024)
Net cash used in investing activities	(3,393)	(88,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants		105,366
Proceeds from exercise of warrants		2,474
Proceeds from exercise of options		80
Net cash provided by financing activities		107,920
TRANSLATION ADJUSTMENT OF CASH
NET CHANGE IN CASH	(14,750)	8,845
Cash at the beginning of the year	29,674	20,829
Cash at end of the year	$ 14,924	$ 29,674